Pension and Severance Benefits (Unrecognized Costs) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Unrecognized actuarial losses	$ 23,156	$ 24,263
Unrecognized prior service costs	$ 820	$ 948